REVENUE DISAGGREGATION (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Subsidiaries Of Hyperscale [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Revenue	$ 28,000	$ 14,000